LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 9:-LEASES

The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 4.5 years, some of which may include options to extend the leases for up to an additional 8 years.

The components of operating lease costs were as follows:

	Year ended December 31,
	2020	2021

Operating lease cost	$6,495	$7,224
Short-term lease cost	1,709	1,188
Variable lease cost	1,193	1,302
Sublease income	(273)	(195)

Total net lease costs	$9,124	$9,519

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2020	2021

Operating lease ROU assets (under other long-term assets in the balance sheets)	$20,363	$14,159
Operating lease liabilities, current	$7,025	$6,974
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$16,202	$10,239
Weighted average remaining lease term (in years)	3.8	2.9
Weighted average discount rate	1.7%	1.7%

Lease liability as of December 31, 2021, is as follows:

December 31, 2021

2022	$7,017
2023	6,121
2024	3,872
2025	389
2026	197

Total undiscounted lease payments	17,596
Less: imputed interest	(383)

Present value of lease liabilities	$17,213